                       Supplement dated September 15, 2006
                                       to
                         PROSPECTUSES dated May 1, 2006

This Supplement is intended for distribution with prospectuses dated May 1, 2006 for certain variable annuity contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York. The prospectuses involved bear the title "Wealthmark Variable Annuity" or "Wealthmark ML3 Variable Annuity." We refer to these prospectuses as the "Product Prospectuses."

CHANGES TO VARIABLE INVESTMENT OPTIONS

We delete information in the Product Prospectuses in connection with the DWS DREMAN FINANCIAL SERVICES VIP, DWS INCOME ALLOCATION VIP, and DWS MFS STRATEGIC VALUE VIP variable investment options:

Effective September 15, 2006, the underlying funds listed below (which we refer to as the "Acquired Funds"), merged into other underlying funds which we refer to as the "Acquiring Funds":

ACQUIRED FUNDS                      ACQUIRING FUNDS
--------------                      ---------------
DWS Dreman Financial Services VIP   DWS Dreman High Return Equity VIP
DWS Income Allocation VIP           DWS Conservative Allocation VIP
DWS MFS Strategic Value VIP         DWS Dreman High Return Equity VIP

As a result you will not be able to allocate Contract Value or any Purchase Payments to Variable Investment Options corresponding to the Acquired Funds after September 15, 2006. You should, therefore, disregard any reference in the Product Prospectuses to the Acquired Funds except for the disclosure in "Appendix U: Accumulation Unit Value Tables," which is historical in nature.

YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE UNDERLYING FUNDS, INCLUDING THE ACQUIRING FUNDS, BY CONTACTING THE ANNUITY SERVICE OFFICE SHOWN ON THE FIRST PAGE OF THE PRODUCT PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

0506:WMRK-1
0506:WMRK-1NY
0506:ML3-1
0506:ML3-1NY

333-70728
333-70850
033-79112
333-83558


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